Decommissioning liability (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about decommissioning liability [Table Text Block]
Balance at January 1, 2015	$390,902
Accretion expense	10,494
Foreign exchange translation	(41,113)
Balance at December 31, 2015	$360,283
Accretion expense	10,545
Foreign exchange translation	(4,311)
Balance at December 31, 2016	$366,517
Accretion expense	11,698
Foreign exchange translations	24,185
Balance at December 31, 2017	$402,400